Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

ASD-QTLY-0420
1.934462.108

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 3 month U.S. LIBOR + 0.930% 2.8905% 6/30/20 (a)(b)	$7,845,000	$7,866,417
SBA Tower Trust:
3.156% 10/8/20 (c)	265,000	265,838
3.448% 3/15/48 (c)	880,000	930,600
Telefonica Emisiones S.A.U. 5.134% 4/27/20	565,000	567,666
Verizon Communications, Inc.:
3 month U.S. LIBOR + 0.550% 2.2328% 5/22/20 (a)(b)	25,000,000	25,016,500
5.15% 9/15/23	775,000	872,795
		35,519,816
Entertainment - 0.3%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.3094% 4/1/21 (a)(b)(c)	23,029,000	23,090,358
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 2.1569% 9/1/21 (a)(b)	2,211,000	2,215,388
		25,305,746
Interactive Media & Services - 0.0%
Baidu.com, Inc. 3.5% 11/28/22	780,000	813,881
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,662,000	5,693,579
4.464% 7/23/22	3,590,000	3,809,689
4.908% 7/23/25	1,165,000	1,305,331
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.2394% 10/1/20 (a)(b)	7,282,000	7,296,204
3 month U.S. LIBOR + 0.440% 2.3494% 10/1/21 (a)(b)	8,940,000	8,979,837
3.7% 4/15/24	1,075,000	1,167,462
Fox Corp.:
3.666% 1/25/22 (c)	260,000	270,733
4.03% 1/25/24 (c)	305,000	329,842
Interpublic Group of Companies, Inc. 3.5% 10/1/20	295,000	297,724
Omnicom Group, Inc. 4.45% 8/15/20	441,000	446,870
RELX Capital, Inc. 3.5% 3/16/23	575,000	608,551
Time Warner Cable, Inc. 4.125% 2/15/21	6,234,000	6,325,751
WPP Finance 2010 3.625% 9/7/22	310,000	325,483
		36,857,056
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	448,000	449,120
Axiata SPV2 Bhd 3.466% 11/19/20 (Reg. S)	660,000	666,600
Vodafone Group PLC 3.75% 1/16/24	650,000	698,093
		1,813,813

TOTAL COMMUNICATION SERVICES		100,310,312

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.2%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.260% 2.1536% 6/16/20 (a)(b)	5,000,000	5,000,229
3 month U.S. LIBOR + 0.290% 2.1805% 12/10/21 (a)(b)	5,000,000	5,014,590
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.2803% 4/6/20 (a)(b)(c)	7,796,000	7,801,177
3 month U.S. LIBOR + 0.410% 2.2579% 4/12/21 (a)(b)(c)	11,110,000	11,151,237
3 month U.S. LIBOR + 0.500% 2.2073% 8/13/21 (a)(b)(c)	830,000	834,389
2% 4/11/21 (c)	1,500,000	1,508,766
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 2.271% 5/5/20 (a)(b)(c)	9,640,000	9,651,731
3 month U.S. LIBOR + 0.900% 2.5918% 2/15/22 (a)(b)(c)	5,000,000	5,045,871
2.2% 5/5/20 (c)	1,420,000	1,420,893
2.3% 2/12/21 (c)	1,745,000	1,753,542
3.1% 5/4/20 (c)	765,000	766,748
3.75% 11/5/21 (c)	325,000	335,769
General Motors Co. 4.875% 10/2/23	730,000	793,590
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 2.728% 4/9/21 (a)(b)	5,628,000	5,647,049
3 month U.S. LIBOR + 0.930% 2.7779% 4/13/20 (a)(b)	11,000,000	11,010,854
2.9% 2/26/25	1,880,000	1,895,698
3.2% 7/13/20	1,570,000	1,575,218
4.2% 3/1/21	5,819,000	5,935,380
4.2% 11/6/21	370,000	382,347
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.500% 2.196% 5/21/20 (a)(b)(c)	795,000	795,513
3 month U.S. LIBOR + 0.940% 2.8469% 3/2/21 (a)(b)(c)	995,000	999,166
2.55% 6/9/22 (c)	375,000	381,760
4.05% 2/4/22 (c)	1,210,000	1,263,355
Nissan Motor Acceptance Corp.:
2.15% 9/28/20 (c)	1,535,000	1,536,749
3.65% 9/21/21 (c)	580,000	596,944
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (c)	1,805,000	1,828,175
2.7% 9/26/22 (c)	650,000	664,737
3.875% 11/13/20 (c)	980,000	994,963
		86,586,440
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.35% 4/1/23	645,000	680,262
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	250,493
Starbucks Corp. 2.7% 6/15/22	435,000	447,037
		1,377,792
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	498,481
Panasonic Corp. 2.536% 7/19/22 (c)	785,000	800,831
		1,299,312
Internet & Direct Marketing Retail - 0.1%
eBay, Inc. 2.15% 6/5/20	805,000	805,291
Expedia, Inc. 5.95% 8/15/20	335,000	340,464
JD.com, Inc. 3.125% 4/29/21	2,645,000	2,675,583
QVC, Inc.:
4.375% 3/15/23	660,000	687,426
5.125% 7/2/22	1,330,000	1,411,727
		5,920,491
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	885,000	910,598
3% 11/19/24	1,190,000	1,248,143
		2,158,741
Multiline Retail - 0.0%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 2.5361% 4/17/20 (a)(b)	417,000	417,048
Specialty Retail - 0.1%
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	404,325
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.2169% 3/1/22 (a)(b)	10,000,000	10,031,674
		10,435,999

TOTAL CONSUMER DISCRETIONARY		108,195,823

CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.3918% 11/15/21 (a)(b)	5,000,000	5,000,781
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 1.9318% 5/18/20 (a)(b)	12,795,000	12,801,398
Dr. Pepper Snapple Group, Inc. 3.551% 5/25/21	940,000	962,465
Molson Coors Beverage Co.:
2.25% 3/15/20	910,000	910,041
3.5% 5/1/22	3,209,000	3,337,559
Pernod Ricard SA 4.45% 1/15/22 (c)	1,155,000	1,216,452
		24,228,696
Food & Staples Retailing - 0.0%
Walgreen Co. 3.1% 9/15/22	435,000	448,179
Food Products - 0.3%
Bunge Ltd. Finance Corp.:
3% 9/25/22	2,775,000	2,866,753
3.5% 11/24/20	4,365,000	4,424,706
4.35% 3/15/24	130,000	140,226
Campbell Soup Co. 3 month U.S. LIBOR + 0.500% 2.3936% 3/16/20 (a)(b)	1,005,000	1,005,162
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.5521% 10/22/20 (a)(b)	2,955,000	2,955,357
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.3826% 4/16/21 (a)(b)	7,164,000	7,189,550
Kraft Foods Group, Inc. 3.5% 6/6/22	1,025,000	1,043,518
Tyson Foods, Inc. 2.25% 8/23/21	600,000	605,799
		20,231,071
Tobacco - 0.5%
Altria Group, Inc.:
3.49% 2/14/22	2,867,000	2,969,563
3.8% 2/14/24	1,300,000	1,395,876
4.75% 5/5/21	4,386,000	4,546,953
BAT Capital Corp.:
3 month U.S. LIBOR + 0.590% 2.2938% 8/14/20 (a)(b)	6,600,000	6,608,843
2.764% 8/15/22	3,525,000	3,609,663
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (c)	15,940,000	16,006,082
3.75% 7/21/22 (c)	1,800,000	1,880,817
Reynolds American, Inc. 3.25% 6/12/20	4,310,000	4,326,041
		41,343,838

TOTAL CONSUMER STAPLES		86,251,784

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Schlumberger Finance Canada Ltd. 2.2% 11/20/20 (c)	5,000,000	5,016,925
Schlumberger Holdings Corp. 3.75% 5/1/24 (c)	620,000	662,541
		5,679,466
Oil, Gas & Consumable Fuels - 1.2%
Aker Bp ASA 3% 1/15/25 (c)	995,000	1,007,493
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 1.9328% 11/24/20 (a)(b)	10,000,000	10,007,386
Cenovus Energy, Inc. 3% 8/15/22	1,100,000	1,133,113
Chevron Corp. 3 month U.S. LIBOR + 0.480% 2.3855% 3/3/22 (a)(b)	4,700,000	4,729,398
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,135,000	1,137,895
Diamondback Energy, Inc. 2.875% 12/1/24	2,720,000	2,732,389
Energy Transfer Partners LP:
2.9% 5/15/25	255,000	260,116
4.25% 3/15/23	615,000	651,320
5.875% 1/15/24	2,375,000	2,661,752
Eni SpA 4% 9/12/23 (c)	390,000	419,536
Enterprise Products Operating LP:
2.8% 2/15/21	1,020,000	1,030,487
2.85% 4/15/21	3,000,000	3,040,064
3.5% 2/1/22	1,050,000	1,094,074
5.2% 9/1/20	4,000,000	4,067,420
EQT Corp.:
3% 10/1/22	2,275,000	1,905,313
4.875% 11/15/21	1,235,000	1,219,563
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 2.0218% 8/16/22 (a)(b)	7,000,000	7,023,948
Marathon Oil Corp. 2.8% 11/1/22	1,925,000	1,957,253
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (a)(b)	275,000	275,790
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (a)(b)	1,683,000	1,689,168
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.6841% 2/8/21 (a)(b)	6,819,000	6,859,894
3 month U.S. LIBOR + 1.250% 2.9573% 8/13/21 (a)(b)	5,104,000	5,119,266
3 month U.S. LIBOR + 1.450% 3.1418% 8/15/22 (a)(b)	2,050,000	2,057,430
2.6% 8/13/21	1,005,000	1,017,807
2.7% 8/15/22	1,815,000	1,849,506
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.2466% 2/26/21 (a)(b)	5,033,000	5,033,468
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	455,000	463,281
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (a)	3,040,000	3,110,958
6.25% 3/15/22	1,590,000	1,710,562
Saudi Arabian Oil Co. 2.75% 4/16/22 (c)	1,815,000	1,838,822
Shell International Finance BV 2.125% 5/11/20	5,000,000	5,002,600
The Williams Companies, Inc. 3.7% 1/15/23	2,205,000	2,301,569
Western Gas Partners LP 4% 7/1/22	1,800,000	1,843,428
Williams Partners LP:
3.35% 8/15/22	200,000	207,595
5.25% 3/15/20	2,630,000	2,633,159
		89,092,823

TOTAL ENERGY		94,772,289

FINANCIALS - 14.3%
Banks - 9.2%
Abbey National PLC:
2.1% 1/13/23	1,255,000	1,271,607
2.125% 11/3/20	570,000	572,486
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.2291% 1/19/21 (a)(b)(c)	10,000,000	10,019,460
3 month U.S. LIBOR + 0.570% 2.2076% 8/27/21 (a)(b)(c)	12,413,000	12,473,327
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 2.1929% 8/19/20 (a)(b)(c)	7,000,000	7,017,144
Banco del Estado de Chile 2.704% 1/9/25 (c)	665,000	672,481
Banco Santander Chile 2.5% 12/15/20 (c)	1,745,000	1,747,181
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,826,563
Banco Santander SA 3 month U.S. LIBOR + 1.120% 2.9679% 4/12/23 (a)(b)	800,000	811,598
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.1863% 1/23/22 (a)(b)	15,000,000	15,032,494
3 month U.S. LIBOR + 0.650% 2.5594% 10/1/21 (a)(b)	10,000,000	10,028,173
3 month U.S. LIBOR + 0.650% 2.5966% 6/25/22 (a)(b)	20,000,000	20,094,480
2.503% 10/21/22	1,475,000	1,498,666
2.625% 4/19/21	715,000	723,805
2.738% 1/23/22 (a)	830,000	838,153
3.3% 1/11/23	1,445,000	1,510,751
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 2.2905% 9/10/21 (a)(b)	5,000,000	5,018,008
3 month U.S. LIBOR + 0.440% 2.3336% 6/15/20 (a)(b)	11,600,000	11,604,408
3 month U.S. LIBOR + 0.460% 2.3079% 4/13/21 (a)(b)	960,000	964,007
3 month U.S. LIBOR + 0.570% 2.5166% 3/26/22 (a)(b)	5,000,000	5,033,443
Bank of Nova Scotia 3 month U.S. LIBOR + 0.290% 2.1623% 1/8/21 (a)(b)	10,000,000	10,018,744
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.3091% 7/20/20 (a)(b)(c)	15,000,000	15,031,753
1.96% 7/21/21 (c)	5,000,000	5,041,921
2.125% 11/21/22 (c)	1,415,000	1,438,434
2.2% 7/20/20 (c)	940,000	942,221
2.5% 4/13/21 (c)	5,000,000	5,063,129
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.3079% 1/11/21 (a)(b)	11,000,000	10,988,075
3 month U.S. LIBOR + 0.650% 2.3916% 8/7/20 (a)(b)	15,000,000	15,035,145
2.65% 1/11/21	10,905,000	10,995,920
Barclays PLC:
3 month U.S. LIBOR + 1.620% 3.459% 1/10/23 (a)(b)	645,000	657,671
3 month U.S. LIBOR + 2.110% 3.8441% 8/10/21 (a)(b)	11,828,000	12,088,216
BB&T Corp. 2.15% 2/1/21	1,160,000	1,165,343
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 2.6184% 6/11/21 (a)(b)	11,700,000	11,753,111
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 2.1316% 8/7/21 (a)(b)(c)	5,000,000	5,018,286
BPCE SA:
3 month U.S. LIBOR + 0.300% 2.1378% 1/14/22 (a)(b)(c)	5,000,000	5,006,012
3 month U.S. LIBOR + 1.220% 2.9028% 5/22/22 (a)(b)(c)	1,605,000	1,629,357
3.145% 7/31/20 (c)	9,500,000	9,568,416
Capital One NA:
2.15% 9/6/22	2,575,000	2,600,828
2.25% 9/13/21	250,000	252,503
Citibank NA:
3 month U.S. LIBOR + 0.300% 2.1191% 10/20/20 (a)(b)	4,500,000	4,508,179
3 month U.S. LIBOR + 0.600% 2.2946% 5/20/22 (a)(b)	8,000,000	8,021,542
Citigroup, Inc.:
3 month U.S. LIBOR + 1.190% 2.9533% 8/2/21 (a)(b)	9,500,000	9,640,218
3 month U.S. LIBOR + 1.380% 3.3405% 3/30/21 (a)(b)	10,000,000	10,133,266
2.35% 8/2/21	5,000,000	5,057,018
2.7% 3/30/21	880,000	889,342
2.9% 12/8/21	1,495,000	1,525,638
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 2.8605% 6/10/20 (a)(b)(c)	13,280,000	13,309,349
3 month U.S. LIBOR + 1.020% 2.8209% 4/24/23 (a)(b)(c)	675,000	685,980
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 4.1091% 4/16/21 (a)(b)	4,250,000	4,353,354
3.125% 12/10/20	5,000,000	5,051,115
Danske Bank A/S:
2.2% 3/2/20 (c)	1,545,000	1,545,000
3.001% 9/20/22 (a)(c)	1,475,000	1,496,798
5% 1/12/22 (c)	1,050,000	1,112,127
Discover Bank 7% 4/15/20	2,025,000	2,037,670
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	564,014
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.2918% 5/18/21 (a)(b)	6,165,000	6,170,282
3 month U.S. LIBOR + 0.650% 2.5373% 9/11/21 (a)(b)	15,675,000	15,689,437
Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.4005% 3/10/20 (a)(b)	9,027,000	9,027,542
ING Groep NV 3 month U.S. LIBOR + 1.150% 3.1105% 3/29/22 (a)(b)	735,000	747,010
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 2.435% 3/9/21 (a)(b)	1,485,000	1,485,544
3 month U.S. LIBOR + 0.680% 2.5869% 6/1/21 (a)(b)	10,024,000	10,035,696
3 month U.S. LIBOR + 1.100% 2.985% 6/7/21 (a)(b)	11,083,000	11,190,828
2.4% 6/7/21	2,836,000	2,864,993
2.55% 10/29/20	10,000,000	10,058,023
4.25% 10/15/20	390,000	396,330
4.5% 1/24/22	1,530,000	1,612,278
KeyBank NA 3 month U.S. LIBOR + 0.660% 2.4233% 2/1/22 (a)(b)	8,128,000	8,205,864
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.2316% 5/7/21 (a)(b)	9,000,000	9,043,013
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.0641% 1/25/21 (a)(b)	10,000,000	10,016,462
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.4441% 7/26/21 (a)(b)	6,926,000	6,966,708
3 month U.S. LIBOR + 0.700% 2.585% 3/7/22 (a)(b)	10,000,000	10,069,316
3 month U.S. LIBOR + 0.860% 2.6541% 7/26/23 (a)(b)	665,000	673,131
3 month U.S. LIBOR + 0.920% 2.5993% 2/22/22 (a)(b)	840,000	850,374
2.998% 2/22/22	5,000,000	5,139,172
3.218% 3/7/22	1,090,000	1,126,798
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 2.5533% 2/28/22 (a)(b)	5,000,000	5,058,291
3 month U.S. LIBOR + 1.140% 3.0274% 9/13/21 (a)(b)	17,000,000	17,210,936
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.0833% 5/29/20 (a)(b)(c)	12,000,000	12,012,360
4.875% 5/13/21 (c)	710,000	736,791
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.2373% 3/12/21 (a)(b)	7,000,000	7,016,423
3 month U.S. LIBOR + 0.360% 2.0529% 5/19/20 (a)(b)	10,000,000	10,007,327
1.743% 2/24/23 (a)	4,078,000	4,102,711
2.028% 12/9/22 (a)	7,000,000	7,071,883
Rabobank Nederland 3.95% 11/9/22	1,370,000	1,442,155
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 2.2241% 4/26/21 (a)(b)	12,500,000	12,555,968
3 month U.S. LIBOR + 0.830% 2.664% 1/10/22 (a)(b)	5,000,000	5,052,124
RBS Citizens NA:
3 month U.S. LIBOR + 0.540% 2.4469% 3/2/20 (a)(b)	15,000,000	15,000,000
3 month U.S. LIBOR + 0.570% 2.2166% 5/26/20 (a)(b)	10,000,000	10,010,154
Regions Bank:
3 month U.S. LIBOR + 0.380% 2.2894% 4/1/21 (a)(b)	14,385,000	14,405,025
3 month U.S. LIBOR + 0.500% 2.2073% 8/13/21 (a)(b)	8,350,000	8,354,342
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.1021% 7/22/20 (a)(b)	5,000,000	5,005,984
3 month U.S. LIBOR + 0.390% 2.1595% 4/30/21 (a)(b)	10,000,000	10,034,594
3 month U.S. LIBOR + 0.400% 2.1941% 1/25/21 (a)(b)	5,000,000	5,009,389
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	7,000,000	7,333,137
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	826,904
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 2.9691% 1/20/23 (a)(b)(c)	910,000	916,297
2.744% 9/10/22 (a)(c)	860,000	871,173
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.2126% 10/16/20 (a)(b)	5,000,000	5,005,638
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 2.9591% 10/19/21 (a)(b)	6,500,000	6,590,403
3 month U.S. LIBOR + 1.680% 3.565% 3/9/21 (a)(b)	3,000,000	3,044,749
SunTrust Banks, Inc. 3 month U.S. LIBOR + 0.500% 2.2941% 10/26/21 (a)(b)	5,000,000	5,013,331
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.1528% 5/24/21 (a)(b)	8,500,000	8,533,572
Swedbank AB 2.65% 3/10/21 (c)	2,210,000	2,233,532
Synchrony Bank 3% 6/15/22	10,395,000	10,688,785
Synovus Bank 2.289% 2/10/23 (a)	1,237,000	1,251,325
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.0341% 1/25/21 (a)(b)	11,565,000	11,584,491
3 month U.S. LIBOR + 0.260% 2.1596% 9/17/20 (a)(b)	5,000,000	5,003,584
3 month U.S. LIBOR + 0.270% 2.1696% 3/17/21 (a)(b)	10,000,000	10,011,391
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.061% 1/27/23 (a)(b)	5,000,000	4,999,573
U.S. Bancorp 3% 3/15/22	1,530,000	1,579,264
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.250% 2.0509% 7/24/20 (a)(b)	5,000,000	5,003,589
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 2.6821% 7/22/20 (a)(b)	14,900,000	14,943,397
2.55% 12/7/20	95,000	95,665
2.6% 7/22/20	5,000,000	5,018,266
3.5% 3/8/22	735,000	763,737
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.500% 2.3063% 7/23/21 (a)(b)	5,000,000	5,006,980
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.06% 3/25/20 (a)(b)	5,000,000	5,000,762
2.082% 9/9/22 (a)	1,105,000	1,113,459
3.325% 7/23/21 (a)	1,935,000	1,947,961
ZB, National Association 3.5% 8/27/21	5,000,000	5,138,590
		703,958,743
Capital Markets - 2.0%
Bank of New York, New York 3 month U.S. LIBOR + 0.280% 2.1801% 6/4/21 (a)(b)	5,000,000	5,000,450
Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.016% 5/21/21 (a)(b)	990,000	992,027
Citigroup Funding, Inc. 2.312% 11/4/22 (a)	16,290,000	16,434,038
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 1.9829% 2/4/22 (a)(b)	5,310,000	5,306,587
2.1% 11/12/21	4,591,000	4,636,712
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 2.6171% 1/22/21 (a)(b)	10,000,000	9,976,661
3 month U.S. LIBOR + 1.290% 3.0411% 2/4/21 (a)(b)	860,000	860,532
2.7% 7/13/20	5,000,000	5,012,349
2.95% 8/20/20	3,940,000	3,955,120
3.15% 1/22/21	11,435,000	11,538,692
3.375% 5/12/21	125,000	126,962
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 1.200% 3.0936% 9/15/20 (a)(b)	4,670,000	4,690,081
3 month U.S. LIBOR + 1.360% 3.1541% 4/23/21 (a)(b)	10,000,000	10,103,395
2.875% 2/25/21	375,000	378,831
2.876% 10/31/22 (a)	520,000	530,296
3% 4/26/22	1,505,000	1,527,073
5.75% 1/24/22	1,800,000	1,937,135
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.7321% 7/22/22 (a)(b)	4,040,000	4,067,254
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.2804% 1/20/23 (a)(b)	5,000,000	5,008,856
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 2.3926% 6/10/22 (a)(b)	5,000,000	5,026,072
2.5% 4/21/21	400,000	404,456
2.625% 11/17/21	6,225,000	6,337,087
2.75% 5/19/22	1,095,000	1,125,029
5.5% 7/24/20	670,000	679,856
5.75% 1/25/21	10,000,000	10,356,884
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.1933% 11/1/21 (a)(b)	7,500,000	7,513,178
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.465% 6/8/20 (a)(b)(c)	23,790,000	23,811,199
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 2.9028% 5/23/23 (a)(b)(c)	880,000	894,389
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,521,022
		149,752,223
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,105,442
4.45% 12/16/21	1,395,000	1,453,490
4.625% 10/30/20	635,000	644,970
American Express Co.:
3 month U.S. LIBOR + 0.600% 2.341% 11/5/21 (a)(b)	6,750,000	6,795,265
2.2% 10/30/20	3,000,000	3,008,789
3% 2/22/21	6,095,000	6,172,251
3.375% 5/17/21	1,500,000	1,529,283
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.4395% 7/30/21 (a)(b)(c)	1,427,000	1,432,103
3 month U.S. LIBOR + 0.950% 2.8569% 6/1/21 (a)(b)(c)	4,307,000	4,334,924
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 2.4731% 5/12/20 (a)(b)	10,000,000	10,008,378
2.4% 10/30/20	615,000	617,440
2.5% 5/12/20	360,000	360,266
3.2% 1/30/23	765,000	794,279
3.5% 6/15/23	555,000	585,729
3.9% 1/29/24	505,000	540,673
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.930% 2.8648% 9/24/20 (a)(b)	1,855,000	1,855,703
2.459% 3/27/20	510,000	510,050
3.087% 1/9/23	1,185,000	1,188,119
3.157% 8/4/20	8,910,000	8,943,031
3.35% 11/1/22	1,155,000	1,165,835
3.47% 4/5/21	415,000	419,441
3.813% 10/12/21	495,000	505,005
5.875% 8/2/21	290,000	303,146
GE Capital International Funding Co. 2.342% 11/15/20	19,564,000	19,617,409
Hyundai Capital America:
2.375% 2/10/23 (c)	1,925,000	1,941,503
2.45% 6/15/21 (c)	755,000	761,814
2.85% 11/1/22 (c)	511,000	523,939
3% 6/20/22 (c)	1,060,000	1,087,059
3.95% 2/1/22 (c)	1,315,000	1,368,147
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.0323% 1/8/21 (a)(b)	8,720,000	8,723,406
3 month U.S. LIBOR + 0.170% 2.048% 10/9/20 (a)(b)	5,000,000	5,005,240
3 month U.S. LIBOR + 0.240% 2.1273% 3/12/21 (a)(b)	5,000,000	5,000,281
3 month U.S. LIBOR + 0.260% 2.1505% 9/10/21 (a)(b)	5,000,000	5,006,295
3 month U.S. LIBOR + 0.420% 2.254% 7/10/20 (a)(b)	5,000,000	5,007,310
Paccar Financial Corp. 3.1% 5/10/21	1,260,000	1,289,083
Synchrony Financial 2.85% 7/25/22	3,473,000	3,551,535
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 1.8323% 8/13/21 (a)(b)	6,904,000	6,899,071
3 month U.S. LIBOR + 0.170% 2.0685% 9/18/20 (a)(b)	10,000,000	10,009,328
		130,065,032
Diversified Financial Services - 0.3%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 2.4066% 6/25/21 (a)(b)(c)	4,293,000	4,309,894
2.3% 7/1/22 (c)	1,528,000	1,546,916
3.35% 6/25/21 (c)	770,000	787,872
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	178,776
Capital One Bank U.S.A. NA 2.014% 1/27/23 (a)	7,000,000	7,055,613
CNH Industrial Capital LLC:
3.875% 10/15/21	1,325,000	1,374,574
4.375% 11/6/20	1,725,000	1,756,577
General Electric Capital Corp.:
3.15% 9/7/22	555,000	573,214
3.45% 5/15/24	530,000	559,816
4.65% 10/17/21	975,000	1,017,805
5.3% 2/11/21	130,000	133,747
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (c)	435,000	454,888
5.25% 8/15/22 (c)	880,000	936,494
		20,686,186
Insurance - 1.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	973,978
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.428% 9/20/21 (a)(b)(c)	6,046,000	6,048,999
American International Group, Inc.:
4.875% 6/1/22	675,000	719,266
6.4% 12/15/20	2,010,000	2,087,238
Aon Corp.:
2.2% 11/15/22	1,592,000	1,628,866
5% 9/30/20	4,135,000	4,213,354
Aon PLC 2.8% 3/15/21	1,320,000	1,336,543
Lincoln National Corp. 4% 9/1/23	270,000	291,742
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.1605% 12/29/21 (a)(b)	4,546,000	4,550,054
3.5% 12/29/20	3,582,000	3,635,486
3.875% 3/15/24	725,000	788,292
MassMutual Global Funding II 2.25% 7/1/22 (c)	1,150,000	1,170,833
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.400% 2.2873% 6/12/20 (a)(b)(c)	10,000,000	10,011,579
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.15% 9/7/20 (a)(b)(c)	5,000,000	5,008,755
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.1456% 1/13/23 (a)(b)(c)	6,940,000	6,957,380
2.5% 12/3/20 (Reg. S) (c)	3,000,000	3,022,379
Metropolitan Tower Global Funding U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.1278% 1/17/23 (a)(b)(c)	5,000,000	5,012,692
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	6,945,000	6,950,417
3 month U.S. LIBOR + 0.320% 2.0574% 8/6/21 (a)(b)(c)	6,177,000	6,200,491
2.95% 1/28/21 (c)	3,775,000	3,825,103
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.2179% 7/13/20 (a)(b)(c)	7,000,000	7,002,453
3 month U.S. LIBOR + 0.520% 2.4805% 6/28/21 (a)(b)(c)	2,000,000	2,010,418
Reinsurance Group of America, Inc. 5% 6/1/21	125,000	130,452
Trinity Acquisition PLC 3.5% 9/15/21	650,000	669,388
		84,246,158
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (c)	370,000	389,860

TOTAL FINANCIALS		1,089,098,202

HEALTH CARE - 2.0%
Biotechnology - 0.3%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 2.346% 11/21/22 (a)(b)(c)	7,100,000	7,167,873
2.15% 11/19/21 (c)	8,884,000	8,967,590
2.3% 5/14/21	850,000	856,881
2.6% 11/21/24 (c)	2,745,000	2,836,675
2.9% 11/6/22	1,740,000	1,795,102
3.2% 11/6/22	170,000	175,763
Baxalta, Inc. 3.6% 6/23/22	265,000	275,589
Biogen, Inc. 2.9% 9/15/20	510,000	513,120
		22,588,593
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (a)(b)	8,326,000	8,331,170
2.404% 6/5/20	1,195,000	1,197,328
2.894% 6/6/22	1,075,000	1,103,757
3.125% 11/8/21	350,000	359,009
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.6525% 3/19/21 (a)(b)	3,220,000	3,220,628
		14,211,892
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp. 3.5% 11/15/21	610,000	627,324
Anthem, Inc. 2.5% 11/21/20	1,095,000	1,100,548
Cardinal Health, Inc.:
2.616% 6/15/22	115,000	117,764
3.079% 6/15/24	695,000	724,765
3.2% 3/15/23	875,000	913,911
3.5% 11/15/24	1,180,000	1,252,912
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.2496% 3/17/20 (a)(b)	10,000,000	10,001,582
3 month U.S. LIBOR + 0.650% 2.5496% 9/17/21 (a)(b)	5,165,000	5,166,427
3% 7/15/23 (c)	715,000	742,406
3.4% 9/17/21	370,000	379,594
3.75% 7/15/23	1,110,000	1,181,690
3.9% 2/15/22 (c)	585,000	608,864
4.125% 9/15/20 (c)	710,000	719,653
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 2.515% 3/9/20 (a)(b)	62,000	62,007
3 month U.S. LIBOR + 0.720% 2.605% 3/9/21 (a)(b)	8,025,000	8,047,470
2.625% 8/15/24	335,000	346,012
2.8% 7/20/20	11,000,000	11,031,932
3.35% 3/9/21	1,556,000	1,581,345
3.7% 3/9/23	1,940,000	2,050,358
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.6638% 11/30/20 (a)(b)	14,665,000	14,667,889
Humana, Inc.:
2.9% 12/15/22	160,000	165,019
3.15% 12/1/22	315,000	327,150
3.85% 10/1/24	60,000	64,896
McKesson Corp. 3.65% 11/30/20	1,380,000	1,401,755
		63,283,273
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	615,000	637,077
Actavis, Inc. 3.25% 10/1/22	185,000	192,754
AstraZeneca PLC 2.375% 11/16/20	5,000,000	5,030,876
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 2.5766% 6/25/21 (a)(b)(c)	17,180,000	17,217,182
3.5% 6/25/21 (c)	855,000	874,462
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (c)	9,104,000	9,223,454
2.6% 5/16/22 (c)	635,000	651,435
2.75% 2/15/23 (c)	605,000	627,414
2.875% 8/15/20 (c)	1,203,000	1,210,048
2.875% 2/19/21 (c)	1,110,000	1,124,346
2.9% 7/26/24 (c)	840,000	885,095
3.25% 2/20/23 (c)	185,000	194,471
3.55% 8/15/22 (c)	600,000	631,584
3.625% 5/15/24 (c)	160,000	172,631
EMD Finance LLC 2.95% 3/19/22 (c)	430,000	440,653
Perrigo Finance PLC:
3.5% 12/15/21	631,000	646,184
3.9% 12/15/24	1,780,000	1,876,617
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	1,000,000	1,012,860
2.875% 9/23/23	115,000	119,377
Takeda Pharmaceutical Co. Ltd. 4% 11/26/21	1,550,000	1,615,507
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.1346% 8/20/21 (a)(b)	10,000,000	10,008,194
		54,392,221

TOTAL HEALTH CARE		154,475,979

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.55% 10/15/22	785,000	808,101
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 2.3418% 8/16/21 (a)(b)	10,750,000	10,750,109
		11,558,210
Airlines - 0.1%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	661,706	683,732
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	292,268
2.875% 3/13/20	1,955,000	1,955,269
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	410,000	420,660
		3,351,929
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25(c)	1,860,000	1,892,362
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 2.5% 8/15/24	880,000	913,935
Electrical Equipment - 0.0%
Shanghai Electric Group Global Investment Ltd. 2.65% 11/21/24	2,220,000	2,282,131
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	1,095,000	1,118,923
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.1041% 8/8/22 (a)(b)	9,078,000	9,125,778
Roper Technologies, Inc.:
2.35% 9/15/24	365,000	375,816
3% 12/15/20	475,000	479,164
3.125% 11/15/22	1,505,000	1,567,064
3.65% 9/15/23	270,000	289,043
		12,955,788
Machinery - 0.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 1.9131% 11/12/21 (a)(b)	5,000,000	4,994,601
3 month U.S. LIBOR + 0.230% 2.1236% 3/15/21 (a)(b)	5,000,000	5,005,112
3 month U.S. LIBOR + 0.250% 1.8966% 8/26/20 (a)(b)	5,000,000	5,007,988
3 month U.S. LIBOR + 0.280% 2.165% 9/7/21 (a)(b)	6,790,000	6,805,241
3 month U.S. LIBOR + 0.300% 2.185% 3/8/21 (a)(b)	5,000,000	5,008,898
2.95% 2/26/22	1,040,000	1,073,435
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 2.0688% 4/5/23 (a)(b)(c)	3,299,000	3,297,301
2.056% 4/5/25 (c)	1,080,000	1,097,361
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.1936% 9/15/21 (a)(b)	5,428,000	5,429,685
		37,719,622
Professional Services - 0.0%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 2.5618% 8/15/21 (a)(b)	610,000	612,914
2.3% 6/1/21	975,000	985,941
3.6% 8/15/21	570,000	585,500
		2,184,355
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (c)	980,000	979,000
3.625% 5/1/22 (c)	1,560,000	1,596,911
3.95% 7/1/24 (c)	265,000	275,683
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	1,380,000	1,385,975
Penske Truck Leasing Co. LP:
3.2% 7/15/20 (c)	1,710,000	1,718,086
3.3% 4/1/21 (c)	1,160,000	1,175,433
3.65% 7/29/21 (c)	385,000	395,490
SMBC Aviation Capital Finance:
3.55% 4/15/24 (c)	325,000	347,472
4.125% 7/15/23 (c)	200,000	214,922
Union Pacific Corp. 3.2% 6/8/21	1,205,000	1,227,919
		9,316,891
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	810,000	816,064
2.5% 3/1/21	275,000	276,385
3.5% 1/15/22	5,560,000	5,715,979
GATX Corp.:
2.6% 3/30/20	1,445,000	1,445,997
3.9% 3/30/23	545,000	577,780
		8,832,205

TOTAL INDUSTRIALS		91,007,428

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 2.05% 3/1/25	910,000	922,181
Avnet, Inc. 3.75% 12/1/21	905,000	934,622
Jabil, Inc. 5.625% 12/15/20	485,000	498,580
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.3415% 6/5/20 (a)(b)	5,261,000	5,265,765
		7,621,148
IT Services - 0.2%
Fiserv, Inc. 2.75% 7/1/24	1,820,000	1,888,723
Global Payments, Inc. 2.65% 2/15/25	800,000	828,233
IBM Corp.:
2.5% 1/27/22	460,000	470,399
2.8% 5/13/21	10,000,000	10,191,734
2.85% 5/13/22	725,000	747,302
2.875% 11/9/22	125,000	129,927
		14,256,318
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	3,085,000	3,085,873
Broadcom Corp./Broadcom Cayman LP:
2.2% 1/15/21	225,000	225,803
3% 1/15/22	1,815,000	1,850,712
Microchip Technology, Inc. 3.922% 6/1/21	2,185,000	2,241,577
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (c)	690,000	723,747
4.125% 6/1/21 (c)	795,000	817,144
4.625% 6/1/23 (c)	1,175,000	1,271,229
		10,216,085
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 2.4% 5/3/23	735,000	759,653

TOTAL INFORMATION TECHNOLOGY		32,853,204

MATERIALS - 0.4%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3 month U.S. LIBOR + 0.750% 2.5133% 5/1/20 (a)(b)(c)	7,000,000	7,011,866
CNAC HK Finbridge Co. Ltd.:
3% 7/19/20 (Reg. S)	825,000	828,094
4.125% 3/14/21 (Reg. S)	765,000	781,017
DuPont de Nemours, Inc. 3.766% 11/15/20	1,105,000	1,118,115
International Flavors & Fragrances, Inc. 3.4% 9/25/20	6,415,000	6,468,545
LyondellBasell Industries NV 6% 11/15/21	1,755,000	1,866,245
Syngenta Finance NV:
3.698% 4/24/20 (c)	940,000	941,978
3.933% 4/23/21 (c)	735,000	751,126
		19,766,986
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	138,609
Martin Marietta Materials, Inc. 3 month U.S. LIBOR + 0.650% 2.3328% 5/22/20 (a)(b)	330,000	330,343
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 2.4936% 6/15/20 (a)(b)	790,000	790,598
3 month U.S. LIBOR + 0.650% 2.5569% 3/1/21 (a)(b)	1,620,000	1,625,287
		2,884,837
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.75% 4/10/22 (c)	400,000	414,281
4.125% 9/27/22 (c)	624,000	656,851
ArcelorMittal SA 6.25% 2/25/22 (a)	1,280,000	1,374,272
POSCO 2.375% 1/17/23 (c)	1,870,000	1,898,130
Southern Copper Corp. 5.375% 4/16/20	510,000	510,765
		4,854,299

TOTAL MATERIALS		27,506,122

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	910,000	968,518
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,204,999
3.4% 2/15/21	860,000	871,944
Highwoods/Forsyth LP 3.625% 1/15/23	1,620,000	1,700,033
Ventas Realty LP 3.1% 1/15/23	180,000	188,363
		4,933,857
Real Estate Management & Development - 0.0%
Essex Portfolio LP 3.625% 8/15/22	55,000	57,525
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25% 10/5/20 (c)	235,000	236,731
		294,256

TOTAL REAL ESTATE		5,228,113

UTILITIES - 1.2%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	187,027
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 2.2038% 5/14/21 (a)(b)(c)	7,000,000	7,027,827
3.55% 9/15/21	330,000	339,036
Edison International:
2.125% 4/15/20	1,140,000	1,140,094
3.125% 11/15/22	650,000	669,884
ENEL Finance International NV:
2.875% 5/25/22 (c)	1,660,000	1,699,132
4.25% 9/14/23 (c)	780,000	844,251
Exelon Corp. 2.85% 6/15/20	5,000,000	5,011,884
FirstEnergy Corp. 2.85% 7/15/22	885,000	911,396
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.1374% 5/6/22 (a)(b)	4,252,000	4,246,302
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (c)	1,365,000	1,525,196
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.5966% 3/27/20 (a)(b)	1,622,000	1,622,785
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.1633% 8/28/21 (a)(b)	1,285,000	1,285,385
PNM Resources, Inc. 3.25% 3/9/21	995,000	1,009,108
Sinosing Services Pte Ltd. 2.25% 2/20/25 (Reg. S)	2,200,000	2,242,770
Southern Co. 2.35% 7/1/21	280,000	281,936
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,237,362
Vistra Operations Co. LLC 3.55% 7/15/24 (c)	3,025,000	3,120,627
		35,402,002
Gas Utilities - 0.1%
CenterPoint Energy Resources Corp. 4.5% 1/15/21	590,000	599,239
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.4373% 3/12/20 (a)(b)	7,520,000	7,520,513
		8,119,752
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc. 3.75% 6/15/24 (c)	535,000	560,174
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. 3.6% 11/1/21	455,000	471,549
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.3466% 6/25/21 (a)(b)	11,500,000	11,548,319
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.400% 2.3069% 12/1/20 (a)(b)(c)	10,000,000	10,020,868
2.579% 7/1/20 (a)	2,335,000	2,339,043
2.715% 8/15/21	3,153,000	3,203,360
San Diego Gas & Electric Co. 1.914% 2/1/22	137,146	136,709
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.3313% 1/15/21 (a)(b)	17,575,000	17,579,218
2.85% 11/15/20	1,830,000	1,845,789
2.875% 10/1/22	535,000	551,314
		47,696,169

TOTAL UTILITIES		91,778,097

TOTAL NONCONVERTIBLE BONDS
(Cost $1,871,762,644)		1,881,477,353

U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes:
1.125% 2/28/21	$10,000,000	$10,004,688
1.5% 9/15/22	5,620,000	5,706,934
1.625% 12/15/22	1,840,000	1,877,591
1.75% 6/15/22	9,360,000	9,542,813
1.75% 7/15/22	11,060,000	11,282,064
2.125% 5/15/22	14,690,000	15,080,203
2.25% 4/15/22(d)	23,070,000	23,717,042
2.375% 3/15/22	13,215,000	13,607,836
2.5% 1/15/22	11,750,000	12,091,025
2.5% 2/15/22	17,605,000	18,142,778
2.75% 11/30/20 (d)	63,000,000	63,743,203
2.875% 11/15/21	25,186,000	26,001,593
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $207,571,995)		210,797,770

U.S. Government Agency - Mortgage Securities - 0.6%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.550% 3.692% 12/1/35 (a)(b)	6,299	6,604
12 month U.S. LIBOR + 1.620% 4.27% 7/1/35 (a)(b)	5,732	5,994
12 month U.S. LIBOR + 1.650% 4.264% 8/1/37 (a)(b)	2,304	2,409
12 month U.S. LIBOR + 1.690% 4.565% 5/1/38 (a)(b)	25,631	26,681
12 month U.S. LIBOR + 1.780% 4.743% 5/1/38 (a)(b)	12,730	13,295
12 month U.S. LIBOR + 1.830% 4.719% 4/1/38 (a)(b)	18,310	19,060
12 month U.S. LIBOR + 1.850% 4.521% 8/1/38 (a)(b)	9,944	10,406
12 month U.S. LIBOR + 1.860% 4.763% 5/1/38 (a)(b)	20,652	21,608
12 month U.S. LIBOR + 2.040% 4.132% 12/1/36 (a)(b)	3,837	4,048
6 month U.S. LIBOR + 1.360% 3.548% 10/1/33 (a)(b)	35,932	37,123
3% 2/1/30 to 2/1/35	1,838,475	1,936,448
3.5% 11/1/26 to 2/1/48	596,512	626,188
4% 1/1/47 to 12/1/49	6,007,291	6,386,684
4.5% 11/1/20 to 1/1/50 (e)	8,274,181	8,914,898
5% 5/1/20 to 2/1/49	2,429,607	2,671,050
5.5% 7/1/20 to 5/1/40	2,251,695	2,569,069
6% to 6% 1/1/22 to 2/1/49	2,101,606	2,461,618
6.5% 7/1/32 to 12/1/32	96,101	111,084

TOTAL FANNIE MAE		25,824,267

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.590% 3.841% 9/1/35 (a)(b)	3,642	3,807
12 month U.S. LIBOR + 1.620% 4.315% 7/1/38 (a)(b)	23,823	24,810
12 month U.S. LIBOR + 1.620% 4.5% 6/1/38 (a)(b)	29,129	30,277
12 month U.S. LIBOR + 1.720% 4.48% 7/1/35 (a)(b)	10,589	11,100
12 month U.S. LIBOR + 1.720% 4.614% 5/1/38 (a)(b)	9,421	9,818
12 month U.S. LIBOR + 1.730% 4.514% 10/1/36 (a)(b)	24,270	25,378
12 month U.S. LIBOR + 1.730% 4.858% 2/1/37 (a)(b)	4,941	5,212
12 month U.S. LIBOR + 1.740% 4.867% 2/1/37 (a)(b)	6,288	6,635
12 month U.S. LIBOR + 1.770% 4.65% 5/1/37 (a)(b)	9,123	9,526
12 month U.S. LIBOR + 2.020% 4.048% 11/1/36 (a)(b)	3,021	3,177
12 month U.S. LIBOR + 2.050% 4.118% 12/1/36 (a)(b)	6,278	6,611
12 month U.S. LIBOR + 2.080% 5.207% 2/1/38 (a)(b)	22,475	23,640
12 month U.S. LIBOR + 2.180% 4.91% 2/1/37 (a)(b)	10,046	10,596
U.S. TREASURY 1 YEAR INDEX + 2.340% 4.097% 11/1/34 (a)(b)	14,437	15,221
3% 11/1/34	469,820	494,722
3.5% 12/1/49	1,641,923	1,709,182
4.5% 9/1/49 to 12/1/49	941,030	1,008,189
5% 10/1/22 to 12/1/23	146,158	151,829
5.5% 11/1/21 to 10/1/38	27,981	29,443
6% 7/1/21 to 1/1/38	134,208	155,764
7% 3/1/39	186,914	218,747
7.5% 6/1/38	198,315	232,286

TOTAL FREDDIE MAC		4,185,970

Ginnie Mae - 0.2%
6% 7/15/36	240,665	275,592
4% 2/20/48 to 11/20/49	1,917,777	2,014,800
4.5% 9/20/40 to 7/20/49	4,364,441	4,592,403
5% 12/20/34 to 5/20/48	2,522,543	2,746,518
5.5% 9/15/45 to 2/20/49	2,483,408	2,709,526

TOTAL GINNIE MAE		12,338,839

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $41,516,151)		42,349,076

Asset-Backed Securities - 7.8%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 2.6341% 7/25/27 (a)(b)(c)	$681,161	$681,354
Ally Auto Receivables Trust:
Series 2017-2:
Class C, 2.46% 9/15/22	745,000	749,113
Class D, 2.93% 11/15/23	200,000	201,573
Series 2019-1 Class A2, 2.85% 3/15/22	3,928,069	3,941,657
Series 2019-2 Class A2, 2.34% 6/15/22	4,138,209	4,154,108
Series 2019-3 Class A4, 1.96% 12/16/24	600,000	611,955
Series 2019-4 Class A2, 1.93% 10/17/22	3,150,000	3,164,365
Ally Master Owner Trust:
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 1.9383% 1/17/23 (a)(b)	8,383,000	8,388,376
2.7% 1/17/23	1,905,000	1,926,204
Series 2018-3 Class A, 1 month U.S. LIBOR + 0.320% 1.9783% 7/15/22 (a)(b)	5,000,000	5,003,244
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	1,748,138	1,753,792
American Express Credit Account Master Trust:
Series 2019-1 Class A, 2.87% 10/15/24	1,749,000	1,807,522
Series 2019-3 Class B, 2.2% 4/15/25	740,000	754,830
AmeriCredit Automobile Receivables Trust:
Series 2016-1 Class C, 2.89% 1/10/22	605,105	605,944
Series 2016-3 Class D, 2.71% 9/8/22	810,000	818,262
Series 2016-4 Class D, 2.74% 12/8/22	2,320,000	2,356,769
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	242,489
Class D, 3.13% 1/18/23	1,330,000	1,360,584
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	396,984
Class C, 2.69% 6/19/23	420,000	425,788
Class D, 3.18% 7/18/23	1,355,000	1,392,272
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,719,637
Series 2018-3 Class A3, 3.38% 7/18/23	3,532,000	3,599,080
Series 2019-3:
Class A2A, 2.17% 1/18/23	3,340,000	3,356,879
Class B, 2.13% 7/18/25	985,000	1,003,704
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (c)	1,360,000	1,401,439
ARI Fleet Lease Trust:
Series 2017-A Class A2, 1.91% 4/15/26 (c)	30,822	30,832
Series 2018-A Class A2, 2.55% 10/15/26 (c)	342,064	343,163
Series 2020-A Class B, 2.06% 11/15/28 (c)	770,000	769,791
Ascentium Equipment Receivables LLC:
Series 2017-1A Class A3, 2.29% 6/10/21 (c)	120,711	121,045
Series 2018-1A Class A2, 2.92% 12/10/20 (c)	17,691	17,698
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2015-2A Class A, 2.63% 12/20/21 (c)	890,000	896,074
Series 2016-1A Class A, 2.99% 6/20/22 (c)	610,000	619,566
Series 2017-1A Class B, 3.41% 9/20/23 (c)	540,000	557,107
Series 2017-2A Class A, 2.97% 3/20/24 (c)	905,000	943,432
Series 2018-2A Class C, 4.95% 3/20/25 (c)	430,000	473,713
Series 2019-1A Class B, 3.7% 3/20/23 (c)	245,000	252,358
Series 2019-2A Class A, 3.35% 9/22/25 (c)	650,000	695,506
Series 2020-1A Class A, 2.33% 8/20/26 (c)	540,000	554,072
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 2.6191% 1/20/28 (a)(b)(c)	1,525,000	1,522,560
Bank of The West Auto Trust Series 2019-1 Class A2, 2.4% 10/17/22 (c)	1,128,184	1,134,116
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (a)(c)	1,120,405	1,147,221
Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	337,476	344,407
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	986,069	1,015,048
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 2.7491% 7/18/27 (a)(b)(c)	1,595,000	1,590,215
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 1.9783% 5/15/23 (a)(b)(c)	6,174,000	6,181,737
BMW Vehicle Lease Trust:
Series 2018-1 Class A2, 2.97% 12/21/20	1,046,779	1,048,212
Series 2019-1 Class A2, 2.79% 3/22/21	3,041,632	3,051,829
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (c)	318,466	331,629
Canadian Pacer Auto Receivables Trust:
Series 2018-2A Class A2B, 1 month U.S. LIBOR + 0.180% 1.8268% 6/21/21 (a)(b)(c)	1,446,319	1,446,048
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	2,865,519	2,880,486
Capital Auto Receivables Asset Trust:
Series 2017-1:
Class B, 2.43% 5/20/22 (c)	145,000	146,268
Class C, 2.7% 9/20/22 (c)	235,000	238,514
Series 2018-2:
Class B, 3.48% 10/20/23 (c)	370,000	375,782
Class C, 3.69% 12/20/23 (c)	460,000	469,286
Capital One Multi-Asset Execution Trust Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 2.2885% 2/15/24 (a)(b)	13,275,000	13,358,459
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	7,026,678	7,062,008
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 2.7954% 7/28/28 (a)(b)(c)	1,615,000	1,609,509
CarMax Auto Owner Trust:
Series 2017-4 Class C, 2.7% 10/16/23	205,000	209,365
Series 2018-3 Class A2A, 2.88% 10/15/21	1,068,181	1,070,142
Series 2018-4 Class A2B, 1 month U.S. LIBOR + 0.200% 1.8583% 2/15/22 (a)(b)	2,081,481	2,081,524
Series 2019-1 Class A2A, 3.02% 7/15/22	2,748,536	2,762,916
Series 2019-2 Class A2A, 2.69% 7/15/22	2,340,553	2,355,507
Series 2019-4 Class A2A, 2.01% 3/15/23	1,291,000	1,298,228
Series 2020-1 Class A2, 1.87% 4/17/23	3,542,000	3,565,877
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (c)	449,000	450,512
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 2.1083% 5/15/29 (a)(b)(c)	2,859,170	2,860,361
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 1.9983% 11/15/29 (a)(b)(c)	1,491,642	1,491,493
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 2.1383% 1/15/31 (a)(b)(c)	2,088,918	2,088,590
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	3,064,322	3,135,685
Citibank Credit Card Issuance Trust Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 1.8896% 4/7/22 (a)(b)	10,000,000	10,001,618
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	394,394
Series 2019-A Class A2, 2.96% 5/16/22	2,192,931	2,207,001
Series 2019-B Class A2, 2.55% 9/15/22	5,885,541	5,916,720
Series 2019-C Class A2, 1.99% 3/15/23	1,322,000	1,328,506
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 2.8691% 10/20/28 (a)(b)(c)	1,610,000	1,609,195
Dell Equipment Finance Trust:
Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.300% 1.9289% 10/22/20 (a)(b)(c)	736,778	737,085
Series 2018-2 Class A2 3.16% 2/22/21 (c)	1,894,217	1,903,072
Series 2019-1 Class A2, 2.78% 8/23/21 (c)	3,581,551	3,604,099
Series 2019-2:
Class A2, 1.95% 12/22/21 (c)	4,210,000	4,225,758
Class A3, 1.91% 10/22/24 (c)	1,714,000	1,735,966
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	5,000,000	5,155,991
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 1.9285% 12/15/23 (a)(b)	10,000,000	10,010,382
DLL Securitization Trust:
Series 2019-MA2 Class A2, 2.27% 5/20/22 (c)	3,613,331	3,630,072
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (c)	4,210,000	4,231,719
Class A3, 2.08% 2/21/23 (c)	1,639,000	1,659,506
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	2,302,615	2,306,682
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (c)	2,110,230	2,118,558
Series 2019-4A Class A, 2.17% 5/15/23 (c)	3,160,552	3,171,748
Elara HGV Timeshare Issuer LLC:
Series 2014-A Class A, 2.53% 2/25/27 (c)	54,324	54,617
Series 2017-A Class A, 2.69% 3/25/30 (c)	197,039	201,893
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (c)	648,834	657,884
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (c)	14,664	14,672
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	433,922	434,632
Series 2018-1 Class A2, 2.87% 10/20/23 (c)	279,323	281,252
Series 2018-2 Class A2, 3.14% 2/20/24 (c)	580,706	587,381
Series 2019-1 Class A2, 2.98% 10/20/24 (c)	3,125,987	3,179,865
Series 2019-3 Class A2, 2.06% 5/20/25 (c)	855,000	864,362
Series 2020-1 Class A2, 1.78% 12/22/25 (c)	7,440,000	7,499,300
Fifth Third Auto Trust Series 2019-1 Class A2A, 2.66% 5/16/22	3,416,775	3,433,554
Ford Credit Auto Lease Trust:
Series 2017-B Class A4, 2.17% 2/15/21	2,052	2,052
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.200% 1.8183% 4/15/21 (a)(b)	1,421,806	1,421,677
Series 2019-B Class A2A, 2.28% 2/15/22	3,372,000	3,387,354
Series 2020-A Class A2, 1.8% 7/15/22	7,000,000	7,036,177
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A2, 1 month U.S. LIBOR + 0.420% 2.0783% 5/15/22 (a)(b)	10,000,000	10,007,465
Series 2017-2:
Class A2, 1 month U.S. LIBOR + 0.350% 2.0083% 9/15/22 (a)(b)	10,000,000	10,012,907
Class B, 2.34% 9/15/22	1,345,000	1,348,526
GM Financial Automobile Leasing Trust:
Series 2017-3 Class C, 2.73% 9/20/21	300,000	300,507
Series 2018-2 Class C, 3.5% 4/20/22	470,000	476,492
Series 2019-1:
Class A2A, 2.91% 4/20/21	2,721,611	2,731,839
Class C, 3.56% 12/20/22	835,000	857,784
Series 2020-1 Class A2A, 1.67% 4/20/22	10,000,000	10,037,110
3.11% 12/20/21	435,000	438,233
GM Financial Consumer Automobile Receivables Trust Series 2020-1 Class A2, 1.83% 1/17/23	4,419,000	4,438,982
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (c)	245,000	248,146
GM Financial Securitized Term Auto Receivables Trust:
Series 2018-2 Class A2B, 1 month U.S. LIBOR + 0.120% 1.7883% 5/17/21 (a)(b)	213,913	213,920
Series 2018-4 Class A2, 2.93% 11/16/21	609,567	610,641
Series 2019-1 Class A2, 2.99% 3/16/22	1,324,205	1,327,616
GMF Floorplan Owner Revolving Trust:
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.430% 2.0883% 7/15/22 (a)(b)(c)	10,000,000	10,008,002
Series 2019-1 Class A, 2.7% 4/15/24 (c)	710,000	726,134
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 2.9691% 10/20/28 (a)(b)(c)	930,000	929,535
GreatAmerica Leasing Receivables Funding LLC 2.6% 6/15/21 (c)	265,989	267,055
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (c)	931,352	949,122
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	86,129	86,128
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	101,954	103,747
Class B, 2.96% 12/26/28 (a)(c)	69,968	71,169
Honda Auto Receivables Owner Trust Series 2019-2 Class A2, 2.57% 12/21/21	4,434,743	4,457,127
Honda Automobile Receivables Series 2020-1 Class A2, 1.63% 10/21/22	11,000,000	11,048,681
HPEFS Equipment Trust Series 2020-1A Class A2, 1.73% 2/20/30 (c)	4,012,000	4,023,545
Hyundai Auto Lease Securitization Trust:
Series 2019-A Class A2, 2.92% 7/15/21 (c)	4,810,579	4,833,742
Series 2020-A:
Class A2, 1.9% 5/16/22 (c)	5,500,000	5,530,692
Class A3, 1.95% 7/17/23 (c)	2,698,000	2,729,180
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	343,311
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.120% 1.7783% 4/15/21 (a)(b)	391,240	391,243
Series 2019-A:
Class A2, 2.67% 12/15/21	3,699,224	3,714,021
Class B, 2.94% 5/15/25	635,000	660,843
Series 2019-B:
Class A2, 1.93% 7/15/22	5,000,000	5,025,599
Class A3, 1.94% 2/15/24	3,090,000	3,136,236
John Deere Owner Trust:
Series 2018-B Class A2, 2.83% 4/15/21	458,470	458,801
Series 2019-A Class A2, 2.85% 12/15/21	3,037,807	3,053,282
Series 2019-B Class A2, 2.28% 5/16/22	4,073,000	4,093,565
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 2.6426% 1/16/28 (a)(b)(c)	1,620,000	1,613,520
Kubota Credit Owner Trust Series 2019-1A Class A3, 2.46% 10/16/23 (c)	2,870,000	2,941,245
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	1,768,000	1,784,570
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 3.0091% 10/21/30 (a)(b)(c)	1,165,000	1,164,418
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 2.6191% 1/18/28 (a)(b)(c)	2,045,000	2,042,137
Mercedes-Benz Auto Lease Trust:
Series 2019-A:
Class A2, 3.01% 2/16/21	2,124,501	2,128,589
Class A3, 3.1% 11/15/21	2,592,000	2,622,707
Series 2019-B Class A3, 2% 10/17/22	2,416,000	2,439,626
Series 2020-A Class A2, 1.82% 3/15/22	7,000,000	7,024,693
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class A2A, 2.04% 6/15/22	10,000,000	10,032,713
Mercedes-Benz Master Owner Trust Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 2.0783% 5/16/22 (a)(b)(c)	10,000,000	10,007,798
MMAF Equipment Finance LLC:
Series 2017-AA Class A3, 2.04% 2/16/22 (c)	136,771	136,958
Series 2019-B Class A2, 2.07% 10/12/22 (c)	2,712,000	2,728,664
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	26,720	26,721
Series 2014-1A Class A, 2.25% 9/22/31 (c)	101,061	101,512
Series 2015-1A Class A, 2.52% 12/20/32 (c)	239,658	241,515
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	706,112	719,387
Class B, 2.75% 12/20/34 (c)	41,536	42,448
Class C, 2.99% 12/20/34 (c)	99,686	101,480
Navient Private Education Loan Trust Series 2020-A Class A2A, 2.46% 11/15/68 (c)	840,000	867,528
Navient Private Education Refi Loan Trust:
Series 2018-A Class A1, 2.53% 2/18/42 (c)	160,208	160,542
Series 2019-GA Class A, 2.4% 10/15/68 (c)	2,187,177	2,240,081
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.9268% 7/26/66 (a)(b)(c)	3,182	3,182
Class A2, 1 month U.S. LIBOR + 0.600% 2.2268% 7/26/66 (a)(b)(c)	6,820,000	6,842,116
Series 2017-A Class A2A, 2.88% 12/16/58 (c)	1,906,945	1,946,875
Series 2018-4A Class A1, 1 month U.S. LIBOR + 0.250% 1.8768% 6/27/67 (a)(b)(c)	2,466,661	2,466,303
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 1.8968% 2/27/68 (a)(b)(c)	505,302	505,302
Series 2019-CA Class A1, 2.82% 2/15/68 (c)	813,911	819,783
Series 2019-EA:
Class A1, 2.39% 5/15/68 (c)	1,316,479	1,328,889
Class A2A, 2.64% 5/15/68 (c)	1,560,000	1,614,888
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (a)(b)(c)	4,181,000	4,189,038
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 2.1078% 3/22/32 (a)(b)	769,573	742,685
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 2.3901% 3/26/68 (a)(b)(c)	400,000	399,199
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 2.6813% 1/15/28 (a)(b)(c)	915,000	911,615
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 2.6313% 7/15/27 (a)(b)(c)	1,581,139	1,576,554
New Residential Mortgage Loan Trust Series 2019-NQM3:
Class A1, 2.8018% 7/25/49 (c)	1,124,706	1,132,168
Class A3, 3.0864% 7/25/49 (c)	445,639	448,572
Nissan Auto Lease Trust Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.210% 1.8083% 2/16/21 (a)(b)	1,324,647	1,324,689
Nissan Master Owner Trust Receivables:
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.0883% 4/18/22 (a)(b)	10,700,000	10,703,210
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 1.9783% 10/17/22 (a)(b)	5,000,000	5,003,500
Series 2019-B Class A, 1 month U.S. LIBOR + 0.430% 2.0883% 11/15/23 (a)(b)	1,835,000	1,839,036
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 2.9391% 7/20/29 (a)(b)(c)	2,530,000	2,526,458
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 2.6141% 10/26/27 (a)(b)(c)	1,138,417	1,136,141
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 3.0061% 10/17/29 (a)(b)(c)	1,015,000	1,015,102
Planet Fitness Master Issuer LLC Series 2018-1A Class A2I, 4.262% 9/5/48 (c)	1,180,063	1,219,701
Santander Drive Auto Receivables Trust:
Series 2015-4 Class D, 3.53% 8/16/21	234,315	234,548
Series 2015-5 Class D, 3.65% 12/15/21	307,741	308,012
Series 2016-1 Class D, 4.02% 4/15/22	551,431	554,629
Series 2017-1 Class C, 2.58% 5/16/22	40,612	40,671
Series 2018-1 Class C, 2.96% 3/15/24	250,000	252,026
Series 2018-2 Class C, 3.35% 7/17/23	400,000	405,121
Series 2018-4 Class B, 3.27% 1/17/23	619,199	621,549
Series 2019-1:
Class B, 3.21% 9/15/23	375,000	378,894
Class C, 3.42% 4/15/25	2,620,000	2,670,632
Series 2019-2 Class B, 2.79% 1/16/24	535,000	541,996
Santander Retail Auto Lease Trust:
Series 2017-A Class C, 2.96% 11/21/22 (c)	325,000	326,668
Series 2019-A:
Class A2, 2.72% 1/20/22 (c)	2,537,718	2,557,337
Class B, 3.01% 5/22/23 (c)	700,000	718,413
Series 2019-B:
Class A2A, 2.29% 4/20/22 (c)	4,763,627	4,803,460
Class C, 2.77% 8/21/23 (c)	690,000	705,527
Series 2019-C:
Class A2A, 1.89% 9/20/22 (c)	5,000,000	5,027,433
Class B, 2.17% 11/20/23 (c)	495,000	500,015
Class C, 2.39% 11/20/23 (c)	830,000	842,738
Series 2020-A:
Class A2, 1.69% 1/20/23 (c)	10,352,000	10,351,418
Class D, 2.52% 11/20/24 (c)	720,000	720,000
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (c)	990,000	1,037,886
2.877% 7/15/46 (c)	370,000	372,939
3.168% 4/9/47 (c)	1,255,000	1,286,163
Securitized Term Auto Receivables Trust Series 2019-1A Class A2, 2.862% 5/25/21 (c)	1,486,274	1,490,650
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (c)	1,059,695	1,074,465
Sierra Receivables Funding Co. LLC:
Series 2016-2A Class A, 2.33% 7/20/33 (c)	78,950	79,462
Series 2019-1A Class A, 3.2% 1/20/36 (c)	341,326	348,488
Series 2019-2A Class A, 2.59% 5/20/36 (c)	2,215,977	2,248,123
Sierra Timeshare Receivables Funding Co. LLC:
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	110,308	110,356
Series 2015-3A Class A, 2.58% 9/20/32 (c)	112,899	113,325
Series 2017-1A Class A, 2.91% 3/20/34 (c)	75,640	77,068
Sierra Timeshare Receivables Funding LLC Series 2019-3A Class A, 2.34% 8/20/36 (c)	548,045	554,191
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.3636% 12/15/27 (a)(b)(c)	3,222,436	3,223,058
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.4436% 12/15/25 (a)(b)(c)	1,661,993	1,665,230
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 2.1241% 1/25/22 (a)(b)	619,743	604,169
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 2.4441% 1/25/22 (a)(b)	1,432,990	1,409,908
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 3.4941% 7/25/23 (a)(b)	186,904	188,329
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 3.2941% 4/25/23 (a)(b)	135,342	135,785
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.0268% 3/25/25 (a)(b)	880,330	849,118
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 3.1583% 4/15/32 (a)(b)(c)	1,400,000	1,420,922
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 2.6583% 6/15/27 (a)(b)(c)	242,096	242,707
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 2.7585% 9/15/34 (a)(b)(c)	1,063,584	1,067,176
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 2.3785% 1/15/37 (a)(b)(c)	1,900,000	1,895,436
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (c)	3,154,894	3,184,607
Synchrony Card Issuance Trust Series 2019-A2 Class A, 2.34% 6/15/25	1,890,000	1,937,627
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class B, 2.64% 3/15/23	550,000	550,143
Series 2015-4 Class B, 2.62% 9/15/23	435,000	436,625
Series 2018-1 Class C, 3.36% 3/15/24	955,000	966,076
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	7,000,000	7,068,119
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	611,798	624,497
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	300,303	307,670
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	1,640,501	1,681,879
Series 2018-1 Class A1, 3% 1/25/58 (c)	331,762	340,414
Series 2018-2 Class A1, 3.25% 3/25/58 (c)	1,618,230	1,677,891
Series 2018-5 Class A1A, 3.25% 7/25/58 (a)(c)	1,529,846	1,588,208
Series 2019-1 Class A1, 3.75% 3/25/58 (c)	1,068,840	1,140,637
Toyota Auto Receivables Owner Trust Series 2018-C Class A2B, 1 month U.S. LIBOR + 1.200% 1.7785% 8/16/21 (a)(b)	2,276,528	2,276,011
Verizon Owner Trust:
Series 2017-1A:
Class A, 2.06% 9/20/21 (c)	589,518	589,860
Class C, 2.65% 9/20/21 (c)	315,000	315,965
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	2,561,606	2,565,961
Class C, 2.53% 4/20/22 (c)	700,000	703,747
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 1.907% 9/20/22 (a)(b)(c)	6,210,000	6,214,295
Class C, 3.2% 9/20/22 (c)	970,000	990,129
Series 2018-A:
Class A1A, 3.23% 4/20/23	5,132,000	5,244,538
Class A1B, 1 month U.S. LIBOR + 0.240% 1.887% 4/20/23 (a)(b)	4,000,000	4,002,771
Series 2019-B Class A1A, 2.33% 12/20/23	955,000	972,541
Series 2020-A Class A1A, 1.85% 7/22/24	4,951,000	5,018,783
Volkswagen Auto Lease Trust Series 2019-A Class A2A, 2% 3/21/22	8,140,000	8,188,592
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.180% 1.827% 7/20/21 (a)(b)	1,303,970	1,303,949
Volvo Financial Equipment LLC:
Series 2019-1A Class A2, 2.9% 11/15/21 (c)	2,696,405	2,710,316
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	2,435,000	2,466,212
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.1583% 11/15/22 (a)(b)(c)	7,547,000	7,561,214
Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.1783% 7/17/23 (a)(b)(c)	5,080,000	5,095,614
Wheels SPV LLC 1.88% 4/20/26 (c)	27,312	27,317
World Omni Auto Receivables Trust:
Series 2018-D Class A2B, 1 month U.S. LIBOR + 0.140% 1.7983% 4/15/22 (a)(b)	1,881,603	1,880,828
Series 2019-B Class A2, 2.63% 6/15/22	5,577,860	5,605,250
Series 2019-C Class C, 2.4% 6/15/26	895,000	921,064
World Omni Automobile Lease Securitization Trust:
Series 2018-A Class B, 3.06% 5/15/23	280,000	282,482
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.180% 1.8383% 6/15/21 (a)(b)	2,219,774	2,219,828
Series 2019-A Class A3, 2.94% 5/16/22	2,284,000	2,330,687
Series 2020-A Class A2, 1.71% 11/15/22	10,565,000	10,610,258
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	5,250,000	5,277,272
TOTAL ASSET-BACKED SECURITIES
(Cost $589,591,816)		592,911,263

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.0%
Angel Oak Mortgage Trust:
sequential payer Series 2019-2 Class A1, 3.628% 3/25/49 (c)	738,363	757,516
Series 2019-2 Class M1, 4.065% 3/25/49 (c)	545,000	575,524
COLT Funding LLC sequential payer:
Series 2018-1:
Class A1, 2.93% 2/25/48 (c)	90,828	91,184
Class A3, 3.084% 2/25/48 (c)	32,297	32,422
Series 2018-2:
Class A1, 3.47% 7/27/48 (c)	577,074	579,465
Class A2, 3.542% 7/27/48 (c)	279,520	282,103
Series 2018-3 Class A2, 3.763% 10/26/48 (c)	220,942	224,565
Series 2018-4 Class A1, 4.006% 12/28/48 (c)	564,862	575,032
Series 2019-2 Class A1, 3.337% 5/25/49 (c)	436,659	444,716
Series 2019-3 Class A1, 2.764% 8/25/49 (c)	1,846,942	1,894,670
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	46,750	46,709
Connecticut Avenue Securities Trust floater Series 2019-R06 Class 2M1, 1 month U.S. LIBOR + 0.750% 2.3768% 9/25/39 (a)(b)(c)	706,185	706,342
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(c)	61,901	62,506
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	262,782	264,172
Class A2, 2.711% 10/25/47 (a)(c)	21,899	22,008
Class A3, 2.813% 10/25/47 (a)(c)	20,856	20,959
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(c)	256,438	257,767
Series 2018-2A Class A1, 3.479% 4/25/58 (c)	521,316	526,915
Series 2018-3A Class A3, 3.963% 8/25/58 (c)	53,881	54,733
Series 2019-1A Class A1, 3.743% 1/25/59 (c)	775,916	790,504
Series 2019-2A:
Class A3, 3.763% 4/25/59 (c)	513,557	526,254
Class M1, 3.921% 4/25/59 (c)	380,000	390,861
Fannie Mae CAS floater Series 2019-R04 Class 2M1, 1 month U.S. LIBOR + 0.750% 2.3768% 6/25/39 (a)(b)(c)	255,538	255,636
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 2.5082% 3/25/50 (a)(b)(c)	780,000	782,072
Freddie Mac STACR floater Series 2019-DNA3 Class M1, 1 month U.S. LIBOR + 0.730% 2.3568% 7/25/49 (a)(b)(c)	83,090	83,090
Freddie Mac STACR REMIC Trust floater:
Series 2019-HQA4 Class M1, 1 month U.S. LIBOR + 0.770% 2.3968% 11/25/49 (a)(b)(c)	468,460	468,509
Series 2020-DNA2 Class M1, 1 month U.S. LIBOR + 0.750% 2.405% 2/25/50 (a)(b)(c)	685,000	685,883
Series 2020-HQA1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3768% 1/25/50 (a)(b)(c)	685,000	685,575
Freddie Mac STACR Trust floater:
Series 2018-DNA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.4268% 12/25/30 (a)(b)(c)	953,720	954,619
Series 2018-HRP2 Class M2, 1 month U.S. LIBOR + 1.250% 2.8768% 2/25/47 (a)(b)(c)	692,826	693,880
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 3.0268% 2/25/49 (a)(b)(c)	630,000	631,614
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (c)	1,788,560	1,808,985
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (c)	600,000	632,714
Series 2020-H1 Class M1, 2.832% 1/25/60 (c)	625,000	624,855
Series 2020-H1 Class A1, 2.31% 1/25/60 (c)	755,000	761,312
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (c)	489,494	501,776
Series 2019-1 Class A32, 4% 2/25/59 (c)	381,292	396,759
Series 2019-2 Class A42, 3.5% 6/25/59 (c)	990,423	1,001,599
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (a)(b)(c)	1,505,289	1,504,547
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4622% 7/25/44 (a)(c)	63,411	63,642
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	1,940,796	1,939,682
Homeward Opportunities Fund I Trust sequential payer:
Series 2019-1:
Class A1, 3.454% 1/25/59 (c)	1,013,012	1,039,487
Class A3, 3.606% 1/25/59 (c)	637,439	654,797
Series 2019-3 Class A1, 2.675% 11/25/59 (c)	1,082,370	1,099,146
Homeward Opportunities Fund Trust sequential payer Series 2018-1:
Class A1, 3.766% 6/25/48 (c)	571,046	587,057
Class A2, 3.897% 6/25/48 (c)	457,405	470,515
J.P. Morgan Mortgage Trust:
sequential payer Series 2020-LTV1 Class A4, 3.5% 6/25/50 (c)	1,879,852	1,927,215
Series 2020-INV1 Class A15, 3.5% 8/25/50 (c)	775,000	796,979
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	1,224,260	1,225,560
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	428,897	441,128
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	103,618	104,642
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	524,356	533,242
New Residential Mortgage Loan Trust:
sequential payer:
Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (c)	1,271,227	1,298,549
Series 2020-NQM1 Class A1, 2.4641% 1/26/60 (c)	749,047	764,446
Series 2018-NQM1 Class A1, 3.986% 11/25/48 (c)	1,020,070	1,054,661
OBX Trust:
floater:
Series 2019-EXP3 Class 2A1, 1 month U.S. LIBOR + 0.900% 2.5268% 10/25/59 (a)(b)(c)	1,377,134	1,372,904
Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 2.62% 2/25/60 (a)(b)(c)	330,000	330,652
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (a)(c)	1,180,000	1,219,125
Series 2020-INV1 Class A5, 3.5% 12/25/49 (c)	536,156	552,701
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 2.8268% 6/25/59 (a)(b)(c)	1,183,915	1,183,914
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 1.000% 2.5268% 6/25/59 (a)(b)(c)	692,609	692,608
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	5,923,500	5,923,719
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	896,000	897,300
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (c)	681,123	696,723
Series 2018-CH2 Class A3, 4% 6/25/48 (c)	1,104,332	1,153,826
Series 2018-CH2 Class A21, 4% 6/25/48 (c)	492,793	516,541
Series 2018-CH3 Class A19, 4.5% 8/25/48 (c)	251,422	260,709
Series 2018-CH4 Class A2, 4% 10/25/48 (c)	403,006	427,220
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	4,312,900	4,316,544
Starvest Emerging Markets Cbo sequential payer Series 2019-IMC1 Class A1, 3.468% 2/25/49 (c)	486,405	496,667
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 9/27/49 (c)	171,159	173,228
Class A3, 2.916% 9/27/49 (c)	412,537	417,481
Series 2019-1:
Class A1, 2.941% 6/25/49 (c)	932,931	950,278
Class A3, 3.299% 6/25/49 (c)	639,608	651,454
Series 2020-1 Class A2, 2.408% 2/25/50 (c)	505,000	510,721
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	243,194	244,676
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	255,422	258,081
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	148,423	149,946
Class A3B, 3% 2/25/55 (c)	221,120	224,129
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	204,499	208,603
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	48,282	48,610
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	382,213	389,808
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	849,009	867,102
Verus Securitization Trust:
sequential payer:
Series 2018-3 Class A1, 4.108% 10/25/58 (c)	893,979	906,354
Series 2019-1 Class A1, 3.836% 2/25/59 (c)	935,275	951,530
Series 2019-2 Class A1, 3.211% 5/25/59 (c)	723,695	735,307
Series 2019-INV3 Class A3, 3.1% 11/25/59 (c)	729,455	743,360
Series 2020-1 Class A3, 2.724% 1/25/60 (c)	699,551	709,801
Series 2018-2:
Class A1, 3.677% 6/1/58 (c)	692,584	703,370
Class A2, 3.779% 6/1/58 (c)	186,563	189,459
Class A3, 3.83% 6/1/58 (c)	117,560	119,382
Series 2019-3 Class A3, 3.04% 7/25/59 (c)	1,247,169	1,264,422
Series 2019-4 Class A3, 3% 11/25/59 (c)	1,765,625	1,785,638
Series 2019-INV1:
Class A1, 3.402% 12/25/59 (a)(c)	591,805	606,356
Class M1, 4.034% 12/25/59 (c)	195,000	204,908
Series 2019-INV2:
Class A1, 2.913% 7/25/59 (c)	1,547,454	1,586,519
Class A2, 3.117% 7/25/59 (c)	928,473	950,522
Series 2020-1 Class A1, 2.417% 1/25/60 (c)	1,731,513	1,757,131

TOTAL PRIVATE SPONSOR		73,950,429

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2017-90 Class KA, 3% 11/25/47	912,706	965,067
Series 2018-44 Class PC, 4% 6/25/44	1,285,042	1,312,479
Fannie Mae Connecticut Avenue Securities floater:
Series 19-R05 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.3768% 7/25/39 (a)(b)(c)	173,987	173,997
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 2.9268% 7/25/29 (a)(b)	22,349	22,358
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 2.9768% 9/25/29 (a)(b)	1,485,000	1,486,631
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 2.7768% 9/25/29 (a)(b)	64,210	64,234
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 2.5768% 10/25/29 (a)(b)	372,340	372,729
Series 2017-C04:
Class 2ED2, 1 month U.S. LIBOR + 1.100% 2.7268% 11/25/29 (a)(b)	1,720,000	1,720,812
Class 2M1, 1 month U.S. LIBOR + 0.850% 2.4768% 11/25/29 (a)(b)	130,969	130,992
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 2.8268% 1/25/30 (a)(b)	953,094	957,583
Series 2018-C01 Class 1ED2, 1 month U.S. LIBOR + 0.850% 2.4768% 7/25/30 (a)(b)	1,555,000	1,552,946
Series 2018-C03 Class 1M1, 1 month U.S. LIBOR + 0.680% 2.3068% 10/25/30 (a)(b)	309,859	309,913
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.8268% 7/25/29 (a)(b)	211,616	211,855
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 2.8268% 10/25/29 (a)(b)	695,463	696,794
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 2.3768% 3/25/30 (a)(b)	394,132	394,260
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.8268% 8/25/29 (a)(b)	61,292	61,315
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.4268% 12/25/29 (a)(b)	60,709	60,718
Freddie Mac:
planned amortization class Series 3713 Class PA, 2% 2/15/40	600,080	605,130
Series 4448 Class JA, 4% 11/15/36	90,804	94,178
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 2.3768% 10/25/48 (a)(b)(c)	474,793	475,104
Series 2018-DNA2 Class M2A/S, 1 month U.S. LIBOR + 0.950% 2.5767% 12/25/30 (a)(b)	450,000	450,236
Series 2018-DNA3:
Class M1, 1 month U.S. LIBOR + 0.750% 2.3768% 9/25/48(a)(b)(c)	365,994	366,170
Class M2A/S, 1 month U.S. LIBOR + 0.900% 2.5268% 9/25/48 (a)(b)	600,000	599,272
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.5901% 10/25/46 (a)	1,251,853	1,273,103
Series 2017-SC02 Class M1, 3.8159% 5/25/47 (a)(c)	130,294	132,808
Series 2017-SPI1 Class M1, 3.9766% 9/25/47 (a)(c)	41,645	41,918
Series 2018-SPI2 Class M1, 3.8118% 5/25/48 (a)(c)	226,362	228,541
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities floater Series 2018-122 Class FE, 1 month U.S. LIBOR + 0.300% 1.947% 9/20/48 (a)(b)	177,399	177,417

TOTAL U.S. GOVERNMENT AGENCY		14,938,560

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,696,692)		88,888,989

Commercial Mortgage Securities - 1.0%
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 2.5885% 12/15/36 (a)(b)(c)	1,395,000	1,392,800
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 2.5085% 9/15/34 (a)(b)(c)	970,000	966,983
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	500,531	510,391
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class C, 1 month U.S. LIBOR + 1.120% 2.7785% 12/15/29 (a)(b)(c)	795,000	795,748
Class D, 1 month U.S. LIBOR + 1.250% 2.9085% 12/15/29 (a)(b)(c)	760,000	762,147
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	2,333,000	2,334,078
BX Trust floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (a)(b)(c)	2,135,000	2,133,710
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	5,245,149	5,268,613
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	1,033,000	1,032,352
Class D, 1 month U.S. LIBOR + 1.650% 3.3085% 11/15/36 (a)(b)(c)	1,545,000	1,543,136
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.4485% 7/15/32 (a)(b)(c)	3,713,554	3,713,550
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	3,743,000	3,741,246
Citigroup Commercial Mortgage Trust sequential payer Series 2012-GC8 Class A/S, 3.683% 9/10/45 (c)	2,157,000	2,256,606
COMM Mortgage Trust:
Series 2014-UBS2 Class B, 4.701% 3/10/47	520,000	569,486
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,407,463
Series 2020-CMB Class D, 3.632% 2/10/37 (c)	560,000	579,030
Credit Suisse Mortgage Trust floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	5,000,000	4,999,995
Class C, 1 month U.S. LIBOR + 1.430% 3.0885% 5/15/36 (a)(b)(c)	1,015,000	1,016,932
Class D, 1 month U.S. LIBOR + 1.600% 3.2585% 5/15/36 (a)(b)(c)	780,000	780,243
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	738,008
Series 2015-C4 Class A1, 2.0102% 11/15/48	16,433	16,420
Series 2019-C16 Class A1, 2.3595% 6/15/52	609,541	622,554
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.4085% 7/15/32 (a)(b)(c)	4,189,000	4,190,297
Great Wolf Trust floater Series 2019-WOLF Class C, 1 month U.S. LIBOR + 1.630% 3.2915% 12/15/36 (a)(b)(c)	600,000	599,819
GS Mortgage Securities Trust:
Series 2016-GS3 Class A1, 1.429% 10/10/49	56,966	56,904
Series 2019-GC40 Class A1, 2.236% 7/10/52	1,676,648	1,701,243
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 3.5021% 10/22/25 (a)(b)(c)	745,000	744,330
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 2.3585% 1/15/33 (a)(b)(c)	245,000	244,673
Class C, 1 month U.S. LIBOR + 1.250% 2.9085% 1/15/33 (a)(b)(c)	205,000	204,481
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	19,274	19,260
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 9/15/29 (a)(b)(c)	1,911,000	1,911,592
Class B, 1 month U.S. LIBOR + 1.350% 3.0085% 9/15/29 (a)(b)(c)	1,830,000	1,829,431
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 9/15/29 (a)(b)(c)	575,000	574,994
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,713,932	1,745,572
Morgan Stanley BAML Trust:
Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	404,826
Series 2015-C24 Class A1, 1.706% 5/15/48	85,550	85,456
Series 2016-C30 Class A1, 1.389% 9/15/49	135,883	135,624
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.5085% 8/15/33 (a)(b)(c)	5,790,000	5,783,031
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(c)	3,558,000	3,549,068
Series 2011-C3 Class AJ, 5.2445% 7/15/49 (a)(c)	2,264,000	2,358,326
Series 2015-MS1 Class A1, 1.638% 5/15/48	83,674	83,583
Series 2019-H7 Class A1, 2.327% 7/15/52	1,648,346	1,681,919
Series 2019-MEAD Class D, 3.1771% 11/10/36 (c)	1,150,000	1,154,916
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 2.9472% 4/15/32 (a)(b)(c)	1,585,000	1,583,093
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(c)	1,310,970	1,311,375
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 3.5085% 6/15/31 (a)(b)(c)	793,624	794,608
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(c)	3,109,986	3,142,849
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(c)	133,590	133,610
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	495,622	498,733
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (a)(b)(c)	3,296,473	3,298,880
Series 2012-C6 Class B, 4.697% 4/15/45	760,000	800,367
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $77,688,804)		77,804,351

Bank Notes - 0.5%
Citibank NA:
2.125% 10/20/20	$1,255,000	$1,260,513
2.844% 5/20/22 (a)	1,485,000	1,506,019
Discover Bank:
3.1% 6/4/20	965,000	967,050
3.2% 8/9/21	1,050,000	1,072,408
First Republic Bank 1.912% 2/12/24 (a)	2,031,000	2,058,561
JPMorgan Chase Bank 3.086% 4/26/21 (a)	9,051,000	9,069,816
PNC Bank NA:
2.15% 4/29/21	3,042,000	3,069,045
2.45% 11/5/20	870,000	875,571
RBS Citizens NA:
2.25% 3/2/20	685,000	685,000
2.25% 10/30/20	250,000	250,600
2.55% 5/13/21	1,320,000	1,337,594
3.25% 2/14/22	1,015,000	1,046,951
Regions Bank 3.374% 8/13/21 (a)	730,000	735,025
SunTrust Banks, Inc. 2.8% 5/17/22	965,000	990,699
Svenska Handelsbanken AB 3.35% 5/24/21	1,105,000	1,132,106
Synchrony Bank 3.65% 5/24/21	3,082,000	3,157,912
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	5,000,000	5,040,919
3% 2/4/21	5,000,000	5,062,121
TOTAL BANK NOTES
(Cost $38,971,223)		39,317,910

Certificates of Deposit - 0.1%
HSBC Bank U.S.A. NA 2.02% 4/23/20
(Cost $5,000,000)	5,000,000	5,004,441

Commercial Paper - 0.7%
CommonSpirit Health:
2% 3/25/20	3,000,000	2,996,661
2% 5/6/20	9,000,000	8,974,517
Ford Motor Credit Co. LLC:
0% 7/27/20	810,000	802,258
0% 8/4/20	705,000	697,890
Sempra Global:
1.85% 4/2/20	1,000,000	998,326
1.85% 4/3/20	1,000,000	998,276
1.85% 4/7/20	1,000,000	998,076
Syngenta Wilmington, Inc. 0% 6/25/20	1,880,000	1,867,078
The Boeing Co.:
0% 11/4/20	1,555,000	1,533,867
0% 11/16/20	1,510,000	1,488,472
2.02% 5/14/20	5,000,000	4,981,496
2.02% 5/21/20	10,000,000	9,959,169
TransCanada PipeLines Ltd.:
1.78% 5/20/20	7,000,000	6,971,220
1.84% 5/5/20	3,000,000	2,989,978
1.95% 4/14/20	5,000,000	4,988,622
UBS AG London Branch 1 month U.S. LIBOR + 0.340% 2.0063% 8/6/20 (a)(b)	5,000,000	5,002,445
TOTAL COMMERCIAL PAPER
(Cost $56,220,458)		56,248,351
	Shares	Value

Fixed-Income Funds - 0.9%
Bank Loan Funds - 0.9%
Fidelity Floating Rate High Income Fund (f)
(Cost $71,837,008)	7,625,146	70,761,354

Short-Term Funds - 57.8%
Short-Term Funds - 57.8%
Baird Short-Term Bond Fund - Institutional Class	20,983,723	207,109,346
BlackRock Low Duration Bond Portfolio Investor A Shares	41,492,375	402,476,033
Fidelity Conservative Income Bond Fund Institutional Class (f)	2,074,878	20,852,524
Fidelity Short-Term Bond Fund (f)	57,764,260	507,747,844
iShares Lehman 1-3 Year Treasury Bond ETF (g)	943,545	80,890,113
iShares Short Maturity Bond ETF	2,864,715	144,381,636
iShares Short Treasury Bond ETF (g)	4,706,290	521,033,366
iShares Ultra Short-Term Bond ETF	2,124,455	107,221,244
JPMorgan Ultra-Short Income ETF (g)	3,282,685	165,906,900
Metropolitan West Low Duration Bond Fund - Class M	27,870,011	246,092,197
PIMCO Enhanced Low Duration Active ETF (g)	502,985	51,017,769
PIMCO Enhanced Short Maturity Active ETF (g)	3,214,025	327,637,709
PIMCO Short-Term Fund - Administrator Class	155,875,073	1,529,134,449
Prudential Short-Term Corporate Bond Fund, Inc. Class A	7,023,697	78,805,876
TOTAL SHORT-TERM FUNDS
(Cost $4,351,928,400)		4,390,307,006

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.60% (h)	136,792,529	136,819,887
Fidelity Investments Money Market Government Portfolio Institutional Class 1.50% (f)(i)	141,726	141,726
Fidelity Securities Lending Cash Central Fund 1.60%(h)(j)	22,683,043	22,685,311
State Street Institutional U.S. Government Money Market Fund Premier Class 1.53% (i)	408,314	408,314
TOTAL MONEY MARKET FUNDS
(Cost $160,050,264)		160,055,238
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $7,559,835,455)		7,615,923,102
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,819,555)
NET ASSETS - 100%		$7,604,103,547

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,107	June 2020	$241,689,234	$1,633,286	$1,633,286
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	106	June 2020	14,283,500	(233,682)	(233,682)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	57	June 2020	6,996,750	(58,862)	(58,862)
TOTAL FUTURES CONTRACTS					$1,340,742

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $841,409,050 or 11.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $594,025.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$805,160
Fidelity Securities Lending Cash Central Fund	60,362
Total	$865,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$63,454,234	$206,549,522	$249,327,584	$2,117,702	$493,416	$(317,064)	$20,852,524
Fidelity Floating Rate High Income Fund	112,629,093	3,291,559	43,318,774	3,291,630	(558,522)	(1,282,002)	70,761,354
Fidelity Investments Money Market Government Portfolio Institutional Class 1.50%	3,013,983	34,127,743	37,000,000	39,266	--	--	141,726
Fidelity Short-Term Bond Fund	624,495,388	9,110,669	134,726,124	9,110,645	1,546,930	7,320,981	507,747,844
Total	$803,592,698	$253,079,493	$464,372,482	$14,559,243	$1,481,824	$5,721,915	$599,503,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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